PROPERTY AND EQUIPMENT (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 36,262	$ 33,231
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Excluding Capital Leased Assets		(16,676)	(12,106)
Property, Plant and Equipment, Net	$ 20,038	19,586	21,125
Aircraft held for lease [Member]
Property and Equipment [Line Items]
Property, Plant and Equipment, Gross		8,594	9,610
Furniture and Fixtures [Member]
Property and Equipment [Line Items]
Property, Plant and Equipment, Gross		15,052	13,919
Leasehold Improvements [Member]
Property and Equipment [Line Items]
Property, Plant and Equipment, Gross		4,986	3,218
Assets Not Yet Placed In Service [Member]
Property and Equipment [Line Items]
Property, Plant and Equipment, Gross		578	1,091
Computer Equipment [Member]
Property and Equipment [Line Items]
Property, Plant and Equipment, Gross		6,091	4,475
Vehicles [Member]
Property and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 961	$ 918